Financial Instruments and Risk Management - Non Derivative Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2022
Non Derivative Financial Instruments
Carrying value of partnership liability		$ 413	$ 427
Fixed term debt
Non Derivative Financial Instruments
Long-term debt		11,129	9,840
Fair value of long-term debt		11,100	$ 9,400
Senior unsecured notes
Non Derivative Financial Instruments
Principal amount		$ 1,500
Fort McKay First Nation and the Mikisew Cree First Nation Partnership | East Tank Farm Development
Non Derivative Financial Instruments
Percentage of partnership ownership interest acquired	49.00%